Commitment and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Lease (Details) (10-K) - Coastal Pride Company, Inc [Member]	Dec. 31, 2018 USD ($)
2019	$ 24,060
2020	24,060
2021	24,060
2022	24,060
2023	24,060
Future minimum lease payments	$ 120,300